Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

On March 31, 2025 and December 31, 2024, intangible assets consisted of the following:

	Useful life	March 31, 2025	December 31, 2024
License	20 years	$247,400	$247,400
Less: accumulated amortization		(9,277)	(6,185)
		$238,123	$241,215

On December 31, 2024 and 2023, intangible assets consisted of the following:

	Useful life	December 31, 2024	December 31, 2023
License	20 years	$247,400	$-
Less: accumulated amortization		(6,185)	-
		$241,215	$-

Schedule of Intangible Assets With Finite Lives Attributable to Future Periods

Amortization of intangible assets with finite lives attributable to future periods is as follows:

Year ending March 31:	Amount
2026	$12,370
2027	12,370
2028	12,370
2029	12,370
2030	12,370
Thereafter	176,273
Total	$238,123

Amortization of intangible assets with finite lives attributable to future periods is as follows:

Year ending December 31:	Amount
2025	$12,370
2026	12,370
2027	12,370
2028	12,370
2029	12,370
Thereafter	179,365
Total	$241,215